CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Liabilities:
Notes payable, net of debt discount	$ 1,559,774	$ 753,437	$ 0
Long-Term Liabilities:
Notes Payable, net of debt discount	$ 544,871
Stockholders' Equity:
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	57,661,453	45,935,369	38,302,720
Common stock, shares outstanding	57,661,453	45,935,369	38,302,720